Project expenditures - Summary of detailed information about Project expenditures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Exploration	$ 502	$ 214	$ 173
Mongolia [Member]
Statement [Line Items]
Exploration	491	206	161
Other [Member]
Statement [Line Items]
Exploration	$ 11	$ 8	$ 12